Revenue and Loyalty Programs - Summary of Disaggregated Revenue by Source (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	$ 476,251	$ 128,534
Wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	274,000	79,927
Dispensary
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	$ 202,251	$ 48,607